Investments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Equity investments without readily determinable fair values	$ 179,462	$ 146,418
Available-for-sale debt investment	21,299	0	$ 1,000
Impairment of investments	0	93,632	6,186
Equity securities realized gain(Loss)	4,121	12,706	(955)
Equity securities gain or loss	17,089	14,045	14,543
Unrealized gain (loss) on investments	12,968	1,339	15,498
Investees
Ownership interest acquired				20.00%
Equity Method Investments.
Consideration to acquire minority stake	23,151	38,806
Equity method investments original cost	95,462	56,336
Net gain from the disposal and deem disposal	5,477	5,450
Equity investments without readily determinable fair values		51,775
Gain on equity securities with readily determinable fair value	3,927	128,263
Equity securities gain or loss	20,453	32,773	$ 144,634
Consideration from disposal of equity investments without readily determinable fair value	4,253	$ 29,050
Equity Method Investments. | Huya Inc
Attributable to the impairment loss	$ 417,200